ORGANIZATION AND PRINCIPAL ACTIVITIES - Cash and Cash Equivalent of VIE's (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Financial information of VIEs and subsidiaries/schools
Cash and cash equivalents	¥ 157,399	$ 24,699	¥ 118,821	¥ 157,600
China
Financial information of VIEs and subsidiaries/schools
Cash and cash equivalents	124,936		64,251
Consolidated variable interest entity without recourse | China
Financial information of VIEs and subsidiaries/schools
Cash and cash equivalents	124,174		60,044
Non-VIE | China
Financial information of VIEs and subsidiaries/schools
Cash and cash equivalents	¥ 762		¥ 4,207